AQR FUNDS

AQR Global Equity Fund and AQR International Equity Fund

Supplement dated October 14, 2009 (“Supplement”)

to the Class Y Prospectus dated January 1, 2009 (“Prospectus”) of the

AQR Global Equity Fund and the AQR International Equity Fund (each a “Fund” and together, the “Funds”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The third sentence of the second paragraph under the heading “Principal Investment Strategies” on page 4 of the Prospectus in the section titled “AQR Global Equity Fund” is hereby deleted in its entirety and replaced with the following:

As of September 30, 2009, the weighting of U.S. companies in the Global Equity Benchmark was approximately 47.7%.

The information included under the heading “Performance Information” on pages 5 and 6 of the Prospectus in the section titled “AQR Global Equity Fund” is hereby deleted in its entirety and replaced with the following:

The AQR Global Equity Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to a broad measure of market performance.

A privately offered fund managed by the Adviser is expected to be reorganized into the Fund as of the date the Fund commences operations. This privately offered fund was organized in March 2006 and commenced operations in June 2006 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance for periods prior to the commencement of operations is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were higher than the Fund’s estimated total annual fund operating expenses for Class Y Shares. For example, as of December 31, 2008, the total annual operating expenses of the privately offered fund were 0.70%, whereas the Fund’s estimated total annual operating expenses for Class Y Shares are 0.50%. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class Y Shares upon their initial offering. As a result, the investment performance presented below would have been less favorable had it reflected the fees and expenses of the privately offered fund as opposed to those of the Fund.

Class Y Shares—Total Returns for Year Ended December 31

The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
22.12% (2Q09)	-20.89% (4Q08)

During the third quarter of 2009, the Fund had a total return of 20.34% for Class Y Shares.

Average Annual Total Returns for Year Ended December 31, 2008

The following table compares the Fund’s average annual total returns for Class Y Shares as of December 31, 2008 to the Global Equity Benchmark. The returns shown for the Global Equity Benchmark do not reflect the deduction of fees, expenses or taxes, because the Global Equity Benchmark is not a fund. You can not invest directly in an index.

	1 Year	Since Inception ***
AQR Global Equity Fund
Return Before Taxes	-41.67%	-8.31%
Return After Taxes on Distributions*	-41.67%	-14.31%
Return After Taxes on Distributions and Sale of Fund Shares*	-41.67%	-15.11%
MSCI World Total Return Index with Net Dividends Unhedged (reflects no deductions for fees, expenses or taxes)**	-40.71%	-6.83%

As of September 30, 2009, Class Y Shares of the Fund had a year-to-date return of 27.76%, a one year return of 1.06% and a return since inception of -4.06%.

*	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
**	The MSCI World Total Return Index with Net Dividends Unhedged is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada.
***	The Fund’s inception was on June 1, 2006

The following paragraph is hereby inserted after the information contained under the heading “Fees and Expenses” on page 7 of the Prospectus, in the section titled “AQR Global Equity Fund”:

DISCLOSURE OF PORTFOLIO INFORMATION

Certain additional information about the Fund will be made available by the Adviser on the AQR Funds website (www.aqrfunds.com), including monthly performance information relative to the Global Equity Benchmark. The performance information will be available on or about the fifth calendar day of each month. The Adviser will also post information about the Fund’s performance attribution, including contributors/detractors to Fund performance, the Fund’s country and sector exposures and the general characteristics about the Fund’s portfolio. The Fund’s performance attribution information will be available on or about the fifth Business Day of each month.

The information included under the heading “Performance Information” on pages 9 and 10 of the Prospectus in the section titled “AQR International Equity Fund” is hereby deleted in its entirety and replaced with the following:

The AQR International Equity Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to a broad measure of market performance.

A privately offered fund managed by the Adviser was reorganized into the Fund on August 28, 2009, the date the Fund commenced operations. This privately offered fund was organized in June 2004 and commenced operations in August 2004 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act. In addition, this privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance.

The Fund’s performance for periods prior to the commencement of operations on or about August 28, 2009 is that of the privately offered fund. The privately offered fund’s total annual fund operating expenses during the periods presented were lower than the Fund’s estimated total annual fund operating expenses for Class Y Shares. For example, as of December 31, 2008, the total annual operating expenses of the privately offered fund were 0.50%, whereas the Fund’s estimated total annual operating expenses for Class Y Shares are 0.55%. The Fund has restated the privately offered fund’s performance to reflect the Fund’s fees, estimated expenses and fee waivers/expense limitations of Class Y Shares upon their initial offering. As a result, the investment performance presented below would have been less favorable had it reflected the fees and expenses of the privately offered fund as opposed to those of the Fund.

Class Y Shares—Total Returns for Year Ended December 31

The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
26.30% (2Q09)	-25.03% (3Q08)

During the third quarter of 2009, the Fund had a total return of 24.41% for Class Y Shares.

Average Annual Total Returns for Year Ended December 31, 2008

The following table compares the Fund’s average annual total returns for Class Y Shares as of December 31, 2008 to the International Equity Benchmark. The returns shown for the International Equity Benchmark do not reflect the deduction of fees, expenses or taxes, because the International Equity Benchmark is not a fund. You can not invest directly in an index.

	1 Year	Since Inception ***
AQR International Equity Fund
Return Before Taxes	-45.41%	0.56%
Return After Taxes on Distributions*	-45.41%	-0.90%
Return After Taxes on Distributions and Sale of Fund Shares*	-45.41%	0.43%
MSCI EAFE Total Return Index with Net Dividends Unhedged (reflects no deductions for fees, expenses or taxes)**	-43.38%	1.61%

As of September 30, 2009, Class Y Shares of the Fund had a year-to-date return of 35.85%, a one year return of 9.12% and a return since inception of 6.62%.

*	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
**	The MSCI EAFE Total Return Index with Net Dividends Unhedged is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada.
***	The Fund’s inception was on August 1, 2004

The following paragraph is hereby inserted after the information contained under the heading “Fees and Expenses” on page 11 of the Prospectus, in the section titled “AQR International Equity Fund”:

DISCLOSURE OF PORTFOLIO INFORMATION

Certain additional information about the Fund will be made available by the Adviser on the AQR Funds website (www.aqrfunds.com), including monthly performance information relative to the International Equity Benchmark. The performance information will be available on or about the fifth calendar day of each month. The Adviser will also post information about the Fund’s performance attribution, including contributors/detractors to Fund performance, the Fund’s country and sector exposures and the general characteristics about the Fund’s portfolio. The Fund’s performance attribution information will be available on or about the fifth Business Day of each month.

The last sentence of the fifth paragraph under the section titled “Management of the Funds” on page 22 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Adviser is based in Greenwich, Connecticut and employs approximately 190 people as of the date of this prospectus.

The first sentence under the heading “Eligibility to Buy Class Y Shares” on page 24 of the Prospectus in the section titled “Investing with the AQR Funds” is hereby deleted in its entirety and replaced with the following:

Each Fund’s Class Y Shares are offered exclusively to institutional clients of the Adviser with whom, as of the date of this prospectus, (i) a separate services and reporting agreement has been entered into with the Adviser, and (ii) such clients have invested in a Fund an amount equal to or above $10,000,000.

The sentence included under the Section titled “Financial Highlights” on page 35 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The AQR International Equity Fund commenced operations on August 28, 2009. As of the date of this prospectus, the AQR Global Equity Fund, AQR International Small Cap Fund and AQR Emerging Markets Fund have not commenced operations. As a result, no full-year financial performance information is available for the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE